Leases-Lessor	12 Months Ended
Mar. 31, 2014
Leases-Lessor

(10) Leases—Lessor

Advantest provides leases that enable its customers to use its semiconductor test systems. All leases are classified as operating leases. Lease terms range from 1 year to 5 years, and certain of the lease agreements are cancelable. The gross amount of machinery and equipment and the related accumulated depreciation under operating leases as of March 31, 2013 and 2014 were as follows:

	Yen (Millions)
	2013	2014
Machinery and equipment	¥9,419	8,354
Less accumulated depreciation	5,840	6,661

	¥3,579	1,693

Depreciation of machinery and equipment held under operating leases is included with depreciation expense. These assets are included in property, plant and equipment.

Future minimum lease income under noncancelable operating leases as of March 31, 2014 is as follows:

Year ending March 31	Yen (Millions)
2015	¥664
2016	154
2017	—
2018	—
2019	—
Thereafter	—

Total minimum lease income	¥818